THE HUNTINGTON FUNDS

HUNTINGTON DIVIDEND CAPTURE FUND

SUPPLEMENT DATED SEPTEMBER 27, 2012 TO THE HUNTINGTON FUNDS

RETAIL PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF SEPTEMBER 28, 2012, PLEASE REPLACE THE FEES AND

EXPENSES TABLE IN THE HUNTINGTON DIVIDEND CAPTURE FUND'S

PROSPECTUS ON PAGE 23 WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charges" section at page 208 of this prospectus and "Other Purchase Information – Sales Charge Reduction/Waivers (Class A Shares)" at page 78 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	0.61%	0.61%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.38%	1.63%
Fee Waivers and/or Expense Reimbursements(1)	(0.48)%	(0.48)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	1.15%

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.90% and 1.15% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2015, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$94	$344	$665	$1,575
Class A Shares	$589	$877	$1,234	$2,240